Finance Receivables, Credit Quality Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	$ 89,808		$ 113,368
Unearned advance fees, net of deferred loan origination costs	(1,970)
Finance receivables before allowance for loan losses	87,838
Allowance for loan losses	(3,474)
Finance receivables, net	84,364
Short-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	53,779
Allowance for loan losses	(2,018)
Short-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	6,908
Short-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	46,871
Medium-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	36,029
Allowance for loan losses	(1,456)
Medium-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	4,936
Medium-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables	$ 31,093
Predecessor
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		$ 101,380	113,368	$ 113,020
Unearned advance fees, net of deferred loan origination costs			(2,702)
Finance receivables before allowance for loan losses			110,666
Allowance for loan losses		(16,379)	(16,327)	(16,219)	$ (23,892)
Finance receivables, net			94,339
Predecessor | Short-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		60,780	66,465	61,589
Allowance for loan losses		(2,818)	(2,697)	(2,223)	(3,676)
Predecessor | Short-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			9,608
Predecessor | Short-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			56,857
Predecessor | Medium-term consumer loans | Consumer Borrower
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables		40,600	46,903	51,431
Allowance for loan losses		$ (13,561)	(13,630)	$ (13,996)	$ (20,216)
Predecessor | Medium-term consumer loans | Consumer Borrower | Secured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			5,932
Predecessor | Medium-term consumer loans | Consumer Borrower | Unsecured
Finance Receivables, Credit Quality Information and Allowance for Loan Losses
Gross receivables			$ 40,971